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June 16, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard International Equity Index Funds (the Trust)
     File No.  33-32548

To The Filing Desk:

Enclosed is the 59th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on April 18, 2008, to register shares of a new series of the Trust, Vanguard Total World Stock Index Fund. The purpose of this Amendment is to include a number of non-material changes which the Trust deems appropriate.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of June 17, 2008, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.


Sincerely,





Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc



Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission